CONTRACT BALANCES - Remaining performance obligations (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2024 CNY (¥)
CONTRACT BALANCES
Revenue expected to be recognized	¥ 5,885,313
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
CONTRACT BALANCES
Revenue expected to be recognized	1,403,758
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
CONTRACT BALANCES
Revenue expected to be recognized	1,103,844
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
CONTRACT BALANCES
Revenue expected to be recognized	939,796
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-01-01
CONTRACT BALANCES
Revenue expected to be recognized	621,200
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2029-01-01
CONTRACT BALANCES
Revenue expected to be recognized	572,226
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2030-01-01
CONTRACT BALANCES
Revenue expected to be recognized	¥ 1,244,489
Minimum
CONTRACT BALANCES
Period over which remaining performance obligations are expected to be recognized as revenue	1 year
Maximum
CONTRACT BALANCES
Period over which remaining performance obligations are expected to be recognized as revenue	9 years